LEASES - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating right-of-use assets	$ 20,556	$ 26,118
Current operating lease liabilities	13,664	10,618
Non-current operating lease liabilities	9,262	18,265
Total lease liabilities	$ 22,926	$ 28,883